Label	Element	Value
Innovator Growth Accelerated ETF®-Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $1.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.90%
Innovator Growth Accelerated ETF®-Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $577.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.50%
Innovator Growth Accelerated ETF®-Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $606.67 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(22.50%)